Business Combination (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	May 25, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 757,648	$ 757,648
Lemon Glow Company, Inc [Member]
Business Acquisition [Line Items]
Goodwill			$ 757,648